NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The Company has the following notes payable outstanding:

	March 31, 2024	December 31, 2023

Note payable, interest at 8%, matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at 12%, matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matures November 6, 2025, net of discount of $90,980 (2024) and $105,220 (2023)	298,443	284,203
Note payable $1,000,000 face value, interest at 12%, matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $2,200,000 face value, interest at 15%, matures October 31, 2024, net of discount of $99,167 (2024) and $141,667 (2023)	2,100,833	2,058,333
Note payable $11,110,000 face value, interest at 15%, matures October 31, 2024, net of discount of $495,833 (2024) and $708,333 (2023)	10,614,167	10,401,667
Note payable $3,300,000 face value, interest at 15%, matures October 31, 2024, net of discount of $148,750 (2024) and $212,500 (2023)	3,151,250	3,087,500
Note payable $3,020,000 face value, matured March 31, 2023, in default	1,820,000	1,820,000
Sub- total notes payable, net of discount	19,454,693	19,121,703
Less long-term portion, net of discount	298,443	284,203
Current portion of notes payable, net of discount	$19,156,250	$18,837,500

The Company has the following note payables outstanding:

	December 31, 2023	December 31, 2022

Note payable, interest at 8%, matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at 12%, matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matures November 6, 2025, net of discount of $105,220 (2023)	284,203	389,423
Note payable $1,000,000 face value, interest at 12%, matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $2,200,000 face value, interest at 15%, matures October 31, 2024, net of discount of $141,667 (2023) and $311,667 (2022)	2,058,333	1,888,333
Note payable $11,110,000 face value, interest at 15%, matures October 31, 2024, net of discount of $708,333 (2023) and $1,558,333 (2022)	10,401,667	9,551,667
Note payable $3,300,000 face value, interest at 15%, matures October 31, 2024, net of discount of $212,500 (2023) and $467,500 (2022)	3,087,500	2,832,500
Note payable $3,020,000 face value, matured March 31, 2023, net of discount of $-0- (2023) and $181,818 (2022), in default	1,820,000	2,588,182
Sub- total notes payable, net of discount	19,121,703	18,720,105
Less long-term portion, net of discount	284,203	14,272,500
Current portion of notes payable, net of discount	$18,837,500	$4,447,605